Trade and Other Receivables - Movement in the Allowance for Expected Credit Losses of Trade and Other Receivables (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	¥ 39,441	$ 5,674	¥ 50,260
Credit to consolidated statement of profit or loss (under "Selling, general and administrative expenses")	(459)	(66)	(8,525)
Written off	(5)	(1)	(2,278)
Translation difference	24	3	(16)
Ending balance	¥ 39,001	$ 5,610	¥ 39,441